CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

	Average rate (1)
		12.31.21	12.31.20
Cash and bank accounts
U.S. Dollar	-	946,790	1,185,208
Saudi Riyal	-	312,728	250,879
Brazilian Reais	-	185,941	112,181
Euro	-	103,630	54,687
Turkish lira	-	42,899	347,740
Other currencies	-	601,520	488,377
		2,193,508	2,439,072
Cash equivalents
In Brazilian Reais
Investment funds	4.97%	3,641	4,684
Bank deposit certificates	8.53%	4,451,214	3,662,448
		4,454,855	3,667,132
In U.S. Dollar
Term deposit	-	62,043	198,878
Overnight	0.15%	701,386	1,220,232
Other currencies
Term deposit	-	117,028	51,311
		880,457	1,470,421
		7,528,820	7,576,625
(1)	Weighted average annual rate.